Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Summary Of Operating Lease Right Of Use Asset And Lease Liability
The Bank is party to operating leases for certain of its office premises and employee residences, with a renewal at the option of the Bank. Operating lease right-of-use assets and lease liabilities were as follows:

	As of March 31,
	2023		2024		2024

			(In millions)
Right-of-use assets	Rs.	89,989.3	Rs.	121,302.5	US$	1,455.5
Lease liabilities		97,658.9		131,043.0		1,572.4

Operating Leases of Lessee Disclosure
The total lease expenses were as follows:

	As of March 31,
	2022		2023		2024		2024

	(In millions)
The total minimum lease expense during the year recognized in the consolidated statement of income	Rs.	13,866.6	Rs.	17,591.4	Rs.	23,245.5	US$	278.9

Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum lease payments as of March 31, 2024
were
as follows:

Due in fiscal year ending March 31:	Operating leases
	(In millions, except for weighted averages)
2025	Rs.	20,541.8	US$	246.5
2026		20,162.6		241.9
2027		19,678.9		236.1
2028		18,817.6		225.8
2029		17,610.2		211.3
Thereafter		86,273.8		1,035.2

Total lease payments	Rs.	183,084.9	US$	2,196.8
Less: imputed interest		52,041.9		624.4

Total operating lease liabilities	Rs.	131,043.0	US$	1,572.4

Weighted average remaining lease term (in years)		10 .2		10 .2
Weighted average discount rate		7.25%		7.25%

Movement in Provision for Reward Points
The movement in provision for credit card and debit card reward points as of March 31, 2023 and March 31, 2024 is as follows:

	As of March 31,
	2023		2024		2024

	(In millions)
Opening provision of reward points	Rs.	6,359.1	Rs.	6,963.2	US$	83.6
Provision made during the year		5,537.3		7,921.1		95.0
Utilization/write back of provision		(4,901.3)		(6,248.8)		(75.0)
Effect of change in rate of accrual of reward points		(31.9)		—		—

Closing provision of reward points	Rs.	6,963.2	Rs.	8,635.5	US$	103.6